Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Asset Retirement Obligations (Tables) [Line Items]
Schedule of reconciliation of the ARO liability
	2021	2020
Asset retirement obligation liabilities – beginning	$305,865	$—

Liabilities incurred	—	305,865

Accretion expense	3,548	—

Asset retirement obligation liabilities – ending	$309,413	$305,865

	2020	2019
Asset retirement obligation liabilities – beginning	$—	$—
Liabilities incurred	305,865	—
Accretion expense	—	—
Asset retirement obligation liabilities – ending	$305,865	$—

Aria Energy LLC [Member]
Asset Retirement Obligations (Tables) [Line Items]
Sehedule of presents the activity for the AROs
	June 30, 2021	December 31 2020
Balance at beginning of period	$3,408	6,536
Accretion expense	121	456
Revision to estimated cash flows	—	—
Transfer to liabilities classified as held for sale	—	(3,584)
Settlement of asset retirement obligation	—	—

Balance at end of period	$3,529	3,408

	December 31
	2020	2019
Balance at beginning of year	$6,536	6,022
Accretion expense	456	361
Revision to estimated cash flows	—	253
Transfer to liabilities classified as held for sale	(3,584)	—
Settlement of asset retirement obligation	—	(100)
Balance at end of year	$3,408	6,536